Fair Value Measurements (Details 1) - Fair Value, Inputs, Level 3 [Member] - $ / shares		12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Exercise price	$ 1.20	$ 1.20
Stock price	$ 0.90	$ 1.11
Expected life	0 years
Risk-free interest rate	0.26%
Dividend yield	0.00%	0.00%
Volatility	1.00%	59.00%
Minimum [Member]
Expected life		2 months 5 days
Risk-free interest rate		0.02%
Maximum [Member]
Expected life		11 months 5 days
Risk-free interest rate		0.25%